Significant accounting policies, judgements, estimates and assumptions - Impairment of property, plant and equipment, intangible assets, and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) usd_per_bbl	Dec. 31, 2017 USD ($) usd_per_mmBtu	Dec. 31, 2016 USD ($) usd_per_bbl	Dec. 31, 2016 USD ($) usd_per_mmBtu	Dec. 31, 2015 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used to determine recoverable costs, fair value less costs of disposal	6.00%	6.00%	6.00%	6.00%
Discount rate used in current estimate of value in use	9.00%	9.00%	9.00%	9.00%
Premium added to discount rate	2.00%	2.00%	2.00%	2.00%
Long-term price assumptions used in current measurement of fair value less costs of disposal	75	4	75	4
Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Increase in risk factors used in any single test, that could impact asset carrying amount	10.00%	10.00%
Increase in asset carrying amount as a result of increase in risk factors in any single test	$ 400	$ 400
Oil and gas properties | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in forecasted cash flow, when risk factors are applied which do not meet the criteria to be treated as proved	10.00%	10.00%
Oil and gas properties | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in forecasted cash flow, when risk factors are applied which do not meet the criteria to be treated as proved	90.00%	90.00%
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets and goodwill	$ 11,551	$ 11,551	$ 11,194	$ 11,194	$ 11,627